Investment Risks	Jan. 29, 2026
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Document Type	485BPOS